Deferred and current taxation - Credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Deferred tax applicable to items charged or credited to other comprehensive income
Derivative financial instruments	€ (94.7)	€ 91.2	€ (87.0)
Total tax charge in other comprehensive income	€ (94.7)	€ 91.2	€ (87.0)